Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 11,637,092	$ 4,500,466
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	15,315,505	4,249,095
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(5,160,841)	13,216,525
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,424,403	1,043,302
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	9,961,650	2,488,262
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(20,230)	(200)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(427,650)	(2,291,830)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(456,140)	381,022
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	9,994,313	(10,587,986)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (3,678,413)	$ 251,371